Contracts Under Commitment (Details Narrative)	12 Months Ended
Aug. 31, 2016 USD ($) $ / shares
Lease agreement termination date	Aug 31, 2016
Consulting Agreement [Member]
Office rent per month | $	$ 2,000
Defer rent in lieu of shares, per share | $ / shares	$ 0.10
Deferred charge	20.00%
Office [Member]
Office rent per month | $	$ 2,000
Defer rent in lieu of shares, per share | $ / shares	$ 0.10
Deferred charge	20.00%